Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of current and deferred component of income tax expenses

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current tax expense (benefit)	(157,326,719)	35,315,597	193,768,237	28,093,754
Deferred tax expense (benefit)	(142,551,916)	333,420,104	195,589,376	28,357,794
Total income tax expense (benefit)	(299,878,635)	368,735,701	389,357,613	56,451,548

Schedule of pre-tax income for different jurisdiction

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cayman Islands	(15,160,941)	(6,463,771)	(5,585,777)	(809,862)
Hong Kong entities	911,529	948,973	12,667,827	1,836,662
PRC entities	(1,587,284,724)	1,196,315,182	1,216,374,240	176,357,688
Total	(1,601,534,136)	1,190,800,384	1,223,456,290	177,384,488

Schedule of reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Expected income tax at PRC income tax rate	(400,383,534)	297,700,096	305,864,072	44,346,122
Other expenses not deductible for income tax purposes	26,628,325	24,325,078	4,399,168	637,819
Share based compensation expense not deductible for income tax purposes	20,035,035	22,108,693	13,384,454	1,940,563
Effect of tax holiday and preferential tax rate(1)	2,160,562	(25,716,398)	(15,977,099)	(2,316,462)
Effect of different tax rate of subsidiary operation in other jurisdictions	3,712,755	1,535,280	319,679	46,349
Effect of change in tax rate	(1,547,465)	—	—	—
Research and development tax deduction	—	(14,040,027)	(16,996,590)	(2,464,274)
Unrecognized tax benefits for prior years’ transfer pricing arrangement	32,092,388	(22,239,451)	—	—
Change in valuation allowance	9,155,075	99,384,200	101,490,352	14,714,718
Others	8,268,224	(14,321,770)	(3,126,423)	(453,287)
Total	(299,878,635)	368,735,701	389,357,613	56,451,548
(1)	The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
The aggregate amount income tax benefit (expense) of the tax holiday and preferential tax rate	(2,160,562)	25,716,398	15,977,099	2,316,462
The aggregate effect on basic and diluted net income per share:
—Basic	(0.01)	0.08	0.05	0.01
—Diluted	(0.01)	0.08	0.05	0.01

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Long-term investments	5,325,000	16,326,280	2,367,088
Accrued expenses (1)	36,045,445	29,057,965	4,213,009
Accounts receivable and contract assets	28,982,373	5,683,849	824,081
Guarantee liabilities	1,017,108	—	—
Financial guarantee derivatives	199,865,748	165,452,224	23,988,318
Loan receivable from Xiaoying Housing Loans	16,456,881	14,940,336	2,166,145
Loans receivable from Xiaoying Credit Loans and other loans	79,578,524	106,663,862	15,464,806
Operating loss carryforwards	43,644,917	45,784,681	6,638,155
Earnings rights associated with loan assets	191,150	—	—
Deposits to institutional cooperators	506,674	830,644	120,432
Investment in Consolidated Trusts	11,509,170	—	—
Lease liabilities	6,599,483	16,004,767	2,320,473
Total deferred tax assets	429,722,473	400,744,608	58,102,507
Valuation allowance	(113,394,230)	(214,884,582)	(31,155,336)
Total deferred tax assets, net of valuation allowance	316,328,243	185,860,026	26,947,171
Deferred tax liabilities:
Property and equipment	488,150	986,598	143,043
Long-term investments	4,142,756	—	—
Right-of-use assets	6,299,837	15,672,062	2,272,235
Investment in Consolidated Trusts	—	25,188,918	3,652,050
Investment in Consolidated Partnerships	30,528,966	56,305,689	8,163,558
Total deferred tax liabilities	41,459,709	98,153,267	14,230,886

Schedule of movement of the valuation allowance

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance as of January 1	(14,010,030)	(113,394,230)	(16,440,618)
Addition	(99,384,200)	(101,490,352)	(14,714,718)
Balance as of December 31	(113,394,230)	(214,884,582)	(31,155,336)

Schedule of roll-forward of unrecognized tax benefits

	Year ended December 31,	Year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at beginning of the year	159,483,176	38,610,367	5,597,977
Additions for tax positions taken in current year	19,087,010	2,349,049	340,580
Reductions for tax positions taken in prior years	(139,959,819)	(28,757,431)	(4,169,436)
Settlements	—	(9,852,936)	(1,428,541)
Balance at end of the year	38,610,367	2,349,049	340,580

Schedule of accrued interest and penalties related to income taxes

	Year ended December 31,	Year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Accrued interest and penalties	1,154,145	2,000,970	290,113